Employee Benefit Expenses	12 Months Ended
Dec. 31, 2022
Employee Benefit Expenses [Abstract]
EMPLOYEE BENEFIT EXPENSES

18. EMPLOYEE BENEFIT EXPENSES

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of RMB1,724 and RMB2,253 (US$327) for the years ended December 31, 2021 and 2022, respectively.